Tax situation - Effective income tax (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Tax Explanatory
Profit before income tax		$ 82,524	$ 124,429	$ 101,129
Income tax rate	29.50%		32.00%	32.00%	32.00%
Expected income tax expense		10,302	$ (82,803)	$ 72,237
Non - deductible expenses		12,948	(13,144)	2,048
Aggregate current and deferred tax relating to items credited (charged) directly to equity			(13,372)
Tax expense (income), continuing operations		42,994	41	(23,671)
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Income Tax Explanatory
Profit before income tax		$ 1,330,762	$ 1,433,900	$ 1,927,177
Income tax rate		32.00%	32.00%	32.00%
Expected income tax expense		$ 425,844	$ 458,848	$ 616,697
Special mining tax and mining royalties		(32,182)	(31,188)	(46,366)
Provision (gain) for uncertainty about treatments of income taxes		(1,617)	(19,667)	(14,379)
Non - deductible expenses		12,744	13,608	14,609
Income tax true - ups		1,267	(11,831)	6,345
Moratorium interest		40,769	(741)	1,019
Income tax rate change effect on deferred taxes for change in Peruvian tax law once the current Stability Contract expires (from 32% to 30.85%)		208	1,117	840
Others		1,518	3,055	2,830
Aggregate current and deferred tax relating to items credited (charged) directly to equity		448,551	413,201	581,595
Mining taxes charged to results		96,082	88,224	144,895
Supplementary retirement fund charged to results		7,165	7,122	9,213
Tax expense (income), continuing operations		$ 551,798	$ 508,547	$ 735,703
Effective income tax		41.46%	35.47%	38.18%